Share Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Jan. 31, 2019 shares	Oct. 31, 2018 CNY (¥)	Sep. 30, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥) $ / shares	Jun. 30, 2018 CNY (¥) shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 09, 2011 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance | shares										316,317,652
Share vested term after resignation						15 days	15 days
Option granted for the year | shares						0	0
Stock options exercised | shares						87,990,491	87,990,491
Stock options exercised, exercise price | $ / shares						$ 0.01
Stock options exercised, exercise amount							¥ 5,533
Loan, repaid						$ 929	¥ 6,236
Mr. Qi Chen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercised | shares					87,990,491
Stock options exercised, exercise price | $ / shares				$ 0.01
Loan, principal amount				$ 6,840	¥ 6,840
Stock options exercised, exercise amount					5,533
Stock options exercised, related tax					¥ 1,307
Loan, repaid		¥ 604	¥ 6,236
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award granted, contractual term						10 years	10 years
Share based award granted, vesting period						4 years	4 years
Share-based compensation expenses							¥ 94,148	¥ 2,739	¥ 0
Unrecognized compensation expense, weighted average period recognized						3 years 1 month 2 days	3 years 1 month 2 days	3 years 2 months 5 days
Accelerated vesting, incremental charge							¥ 19,804
Unrecognized compensation expense							288,856	¥ 11,236
Options were vested early under the amended vesting schedule | shares	4,775,750
Total fair value of RSUs vested							3,197	93	0
Intrinsic value of RSUs vested							¥ 3,197	93	0
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award granted, contractual term						10 years	10 years
Share based award granted, vesting period						4 years	4 years
Share-based compensation expenses, requisite service period						4 years	4 years
Share-based compensation expenses							¥ 8,920	14,097	¥ 20,738
Unrecognized compensation expense							¥ 4,670	¥ 15,336
Unrecognized compensation expense, weighted average period recognized						1 year 1 month 13 days	1 year 1 month 13 days	1 year 10 months 21 days
Accelerated vesting, incremental charge							¥ 1,555